ACQUISITIONS AND DISPOSITIONS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 10, 2013	Jan. 31, 2014	Mar. 31, 2014
Assets acquired and liabilities assumed
Goodwill	$ 6,717.0	$ 6,862.9	$ 5,920.5
Weighted average useful lives of identifiable intangible assets acquired	10 years	13 years	13 years
Champion
Assets acquired and liabilities assumed
Goodwill	1,000.0
Total consideration transferred				2,054.7
Additional amount of cash required to be paid as a percentage of incremental tax on merger consideration				50.00%
Additional payment associated with acquisition					86.4
Champion | Maximum
Assets acquired and liabilities assumed
Future consideration payable to sellers				100.0
Champion | Customer relationships
Assets acquired and liabilities assumed
Weighted average useful lives of identifiable intangible assets acquired						14 years
Champion | Trademarks
Assets acquired and liabilities assumed
Weighted average useful lives of identifiable intangible assets acquired						12 years
Champion | Other technology
Assets acquired and liabilities assumed
Weighted average useful lives of identifiable intangible assets acquired						7 years
Champion | Previously reported
Assets acquired and liabilities assumed
Current assets		592.3
Property, plant and equipment		357.8
Other assets		16.2
Total assets acquired		1,962.8
Current liabilities		409.5
Long-term debt		70.8
Net deferred tax liability		427.4
Noncontrolling interests and other liabilities		30.5
Total liabilities and noncontrolling interests assumed		938.2
Goodwill		1,030.1
Total aggregate purchase price		2,054.7
Future consideration payable to sellers		(86.4)
Total consideration transferred		1,968.3
Champion | Previously reported | Customer relationships
Assets acquired and liabilities assumed
Identifiable intangible assets		840.0
Champion | Previously reported | Trademarks
Assets acquired and liabilities assumed
Identifiable intangible assets		120.0
Champion | Previously reported | Other technology
Assets acquired and liabilities assumed
Identifiable intangible assets		36.5
Champion | Adjustment
Acquisitions and Dispositions
Net adjustment made to the preliminary purchase price allocation		37.1
Assets acquired and liabilities assumed
Current assets						(4.5)
Property, plant and equipment						(2.5)
Other assets						0.1
Total assets acquired						(6.9)
Current liabilities						3.6
Net deferred tax liability						9.3
Noncontrolling interests and other liabilities						(2.9)
Total liabilities and noncontrolling interests assumed						10.0
Goodwill						16.9
Future consideration payable to sellers						86.4
Total consideration transferred						86.4
Champion | As Reported
Assets acquired and liabilities assumed
Current assets						587.8
Property, plant and equipment						355.3
Other assets						16.3
Total assets acquired						1,955.9
Current liabilities						413.1
Long-term debt						70.8
Net deferred tax liability						436.7
Noncontrolling interests and other liabilities						27.6
Total liabilities and noncontrolling interests assumed						948.2
Goodwill						1,047.0
Total aggregate purchase price						2,054.7
Total consideration transferred						2,054.7
Champion | As Reported | Customer relationships
Assets acquired and liabilities assumed
Identifiable intangible assets						840.0
Champion | As Reported | Trademarks
Assets acquired and liabilities assumed
Identifiable intangible assets						120.0
Champion | As Reported | Other technology
Assets acquired and liabilities assumed
Identifiable intangible assets						36.5